Accounts Receivable, Net (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Accounts receivable	$ 5,662,143	$ 5,236,270	$ 2,554,145
Accounts Receivable [Member]
Accounts receivable	$ 5,100,000
Concentration Risk, Percentage	89.00%	98.00%	99.00%